COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2018
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES
The Company has provided certain guarantees, commitments and indemnifications, including those related to former businesses. The maximum amounts from many of these items cannot be reasonably estimated at this time. However, in certain circumstances, the Company has recourse against other parties to mitigate the risk of loss. In the normal course of its business activities, the Company is subject to claims and legal actions that may be made against its customers, suppliers and others. While the final outcome with respect to actions outstanding or pending as at period-end cannot be predicted with certainty, the Company believes the resolution will not have a material effect on the Company’s financial position, financial performance, or cash flows.
The Company has entered into various commitments as follows:

	Payments Due by Period
(US $ millions)	Less than 1 Year	1–5 Years	Thereafter	Total
Purchase commitments	$37	$52	$47	$136
Operating leases	7	12	5	24
Reforestation obligations	1	1	—	2
	$45	$65	$52	$162

Purchase commitments relate to the purchase of property, plant and equipment and long-term purchase contracts with minimum fixed payment amounts.